SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2010	Oct. 31, 2008
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 2.43	$ 3.18
Intrinsic value of options exercised	$ 86
Two Thousand Eight Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized			10,015,431
Shares available for grant	312,819		11,015,431	1,000,000